John Hancock
Disciplined Value Mid Cap Fund
Quarterly portfolio holdings 6/30/2020

Fund’s investments
As of 6-30-20 (unaudited)
	Shares	Value
Common stocks 98.2%		$11,106,587,603
(Cost $10,200,136,643)
Communication services 2.1%		232,150,920
Entertainment 1.2%
Activision Blizzard, Inc.	647,995	49,182,821
Electronic Arts, Inc. (A)	319,441	42,182,184
Live Nation Entertainment, Inc. (A)(B)	1,034,115	45,842,318
Interactive media and services 0.3%
Yelp, Inc. (A)(B)	1,437,824	33,256,869
Media 0.6%
Altice USA, Inc., Class A (A)	2,736,767	61,686,728
Consumer discretionary 10.8%		1,215,009,401
Auto components 1.0%
Gentex Corp.	2,306,846	59,447,421
Lear Corp.	516,288	56,285,718
Automobiles 0.7%
Harley-Davidson, Inc. (B)	3,229,889	76,774,462
Hotels, restaurants and leisure 2.8%
Darden Restaurants, Inc. (B)	511,906	38,787,118
International Game Technology PLC (B)	3,362,493	29,926,188
Las Vegas Sands Corp.	1,263,552	57,542,158
Marriott International, Inc., Class A	608,396	52,157,789
Wyndham Destinations, Inc.	1,314,919	37,054,417
Wyndham Hotels & Resorts, Inc.	1,363,882	58,128,651
Wynn Resorts, Ltd.	603,901	44,984,585
Household durables 2.1%
Lennar Corp., A Shares	817,681	50,385,503
Mohawk Industries, Inc. (A)	950,324	96,704,970
Whirlpool Corp. (B)	670,035	86,789,634
Internet and direct marketing retail 0.9%
eBay, Inc.	847,320	44,441,934
Expedia Group, Inc.	761,398	62,586,916
Multiline retail 0.4%
Dollar Tree, Inc. (A)	431,620	40,002,542
Specialty retail 2.9%
AutoZone, Inc. (A)	120,696	136,159,572
Best Buy Company, Inc.	935,281	81,621,973
Foot Locker, Inc.	2,142,693	62,480,928
Ross Stores, Inc.	501,489	42,746,922
Consumer staples 1.9%		215,894,642
Beverages 0.5%
Coca-Cola European Partners PLC	1,388,007	52,411,144
Food products 1.4%
Nomad Foods, Ltd. (A)	3,590,763	77,021,866
Tyson Foods, Inc., Class A	1,448,026	86,461,632
Energy 3.4%		382,825,817
Energy equipment and services 0.5%
ChampionX Corp. (A)	5,270,349	51,438,606
Oil, gas and consumable fuels 2.9%
ConocoPhillips	1,561,721	65,623,516
2	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Marathon Petroleum Corp.	2,071,401	$77,428,969
Noble Energy, Inc. (B)	5,288,577	47,385,650
Parsley Energy, Inc., Class A	6,056,687	64,685,417
Valero Energy Corp. (B)	1,296,560	76,263,659
Financials 17.4%		1,969,168,889
Banks 5.7%
East West Bancorp, Inc.	1,846,497	66,917,051
Fifth Third Bancorp	7,988,453	154,017,374
Huntington Bancshares, Inc.	18,658,384	168,578,499
KeyCorp	10,171,625	123,890,393
Truist Financial Corp.	3,481,350	130,724,693
Capital markets 2.7%
Ameriprise Financial, Inc. (B)	1,255,183	188,328,560
State Street Corp.	764,302	48,571,392
TD Ameritrade Holding Corp.	1,981,547	72,088,680
Consumer finance 1.0%
Discover Financial Services (B)	1,739,979	87,155,548
SLM Corp.	4,574,085	32,155,818
Insurance 7.6%
Aflac, Inc.	1,593,117	57,400,006
Alleghany Corp.	235,275	115,082,414
American International Group, Inc.	2,117,861	66,034,906
Aon PLC, Class A	580,242	111,754,609
Everest Re Group, Ltd.	392,591	80,952,264
Globe Life, Inc.	901,454	66,914,930
Loews Corp.	1,001,928	34,356,111
Reinsurance Group of America, Inc.	1,404,090	110,136,820
RenaissanceRe Holdings, Ltd.	259,117	44,316,781
The Allstate Corp.	849,722	82,414,537
The Travelers Companies, Inc.	413,430	47,151,692
Willis Towers Watson PLC	196,345	38,670,148
Thrifts and mortgage finance 0.4%
Essent Group, Ltd.	1,145,731	41,555,663
Health care 10.7%		1,213,406,738
Health care equipment and supplies 1.4%
Boston Scientific Corp. (A)	1,360,138	47,754,445
Zimmer Biomet Holdings, Inc.	922,070	110,058,275
Health care providers and services 5.9%
AmerisourceBergen Corp.	932,918	94,010,147
Centene Corp. (A)	1,614,282	102,587,621
HCA Healthcare, Inc.	471,324	45,746,707
Humana, Inc.	343,706	133,272,002
Laboratory Corp. of America Holdings (A)	675,224	112,161,459
McKesson Corp.	342,372	52,526,712
Molina Healthcare, Inc. (A)	326,222	58,060,992
Universal Health Services, Inc., Class B	774,332	71,927,699
Health care technology 0.5%
Change Healthcare, Inc. (A)	4,686,033	52,483,570
Life sciences tools and services 2.5%
Avantor, Inc. (A)	4,497,864	76,463,688
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	3

	Shares	Value
Health care (continued)
Life sciences tools and services (continued)
ICON PLC (A)	525,480	$88,522,361
IQVIA Holdings, Inc. (A)	566,413	80,362,676
PPD, Inc. (A)(B)	1,663,581	44,583,971
Pharmaceuticals 0.4%
Jazz Pharmaceuticals PLC (A)(B)	388,657	42,884,413
Industrials 19.8%		2,237,622,902
Aerospace and defense 4.2%
Curtiss-Wright Corp.	589,037	52,589,223
Hexcel Corp. (B)	1,147,596	51,894,291
Howmet Aerospace, Inc.	2,408,259	38,170,905
Huntington Ingalls Industries, Inc.	512,580	89,440,084
L3Harris Technologies, Inc.	756,063	128,281,209
Spirit AeroSystems Holdings, Inc., Class A	820,061	19,632,260
Textron, Inc.	2,815,053	92,643,394
Air freight and logistics 0.4%
Expeditors International of Washington, Inc.	617,641	46,965,422
Airlines 0.9%
Southwest Airlines Company	3,088,455	105,563,392
Building products 2.0%
Masco Corp.	1,681,261	84,416,115
Owens Corning	1,471,826	82,069,018
Trane Technologies PLC	629,412	56,005,080
Commercial services and supplies 0.1%
KAR Auction Services, Inc.	846,037	11,641,469
Construction and engineering 0.3%
MasTec, Inc. (A)	851,639	38,213,042
Electrical equipment 3.4%
AMETEK, Inc.	1,888,433	168,769,257
Eaton Corp. PLC (B)	1,499,195	131,149,579
EnerSys	538,037	34,638,822
Hubbell, Inc.	369,232	46,286,924
Machinery 5.1%
Altra Industrial Motion Corp.	839,485	26,745,992
Cummins, Inc.	474,592	82,227,810
Dover Corp. (B)	1,589,806	153,511,667
ITT, Inc.	1,538,633	90,379,302
Oshkosh Corp.	966,127	69,194,016
PACCAR, Inc.	842,160	63,035,676
Parker-Hannifin Corp.	520,868	95,459,478
Professional services 1.4%
ASGN, Inc. (A)	367,715	24,519,236
FTI Consulting, Inc. (A)	94,609	10,837,461
ManpowerGroup, Inc.	683,214	46,970,963
Robert Half International, Inc. (B)	1,383,064	73,067,271
Road and rail 1.3%
Kansas City Southern (B)	950,958	141,968,520
Trading companies and distributors 0.7%
HD Supply Holdings, Inc. (A)	2,347,360	81,336,024
4	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Information technology 10.8%		$1,221,058,660
Electronic equipment, instruments and components 2.0%
Arrow Electronics, Inc. (A)	567,787	39,001,289
Flex, Ltd. (A)	4,622,117	47,376,699
TE Connectivity, Ltd.	1,750,449	142,749,116
IT services 2.5%
Amdocs, Ltd.	753,932	45,899,380
EVERTEC, Inc.	1,902,149	53,450,387
Leidos Holdings, Inc.	1,068,935	100,127,141
Science Applications International Corp.	1,135,743	88,224,516
Semiconductors and semiconductor equipment 4.2%
KLA Corp.	611,476	118,919,852
Lam Research Corp.	103,538	33,490,401
NXP Semiconductors NV	995,836	113,565,137
ON Semiconductor Corp. (A)	3,565,708	70,672,333
Qorvo, Inc. (A)	1,274,800	140,903,644
Software 0.5%
SS&C Technologies Holdings, Inc.	910,142	51,404,820
Technology hardware, storage and peripherals 1.6%
Western Digital Corp.	2,909,120	128,437,648
Xerox Holdings Corp.	3,063,198	46,836,297
Materials 6.2%		706,016,518
Chemicals 4.5%
Corteva, Inc.	4,066,641	108,945,312
DuPont de Nemours, Inc.	1,388,490	73,770,474
FMC Corp.	1,544,754	153,888,393
Ingevity Corp. (A)	828,686	43,564,023
Nutrien, Ltd.	504,728	16,201,769
PPG Industries, Inc.	502,169	53,260,044
The Mosaic Company	5,018,464	62,780,985
Construction materials 0.4%
Eagle Materials, Inc. (B)	640,715	44,991,007
Containers and packaging 0.7%
Avery Dennison Corp.	375,692	42,862,700
Graphic Packaging Holding Company	2,616,069	36,598,805
Metals and mining 0.6%
Steel Dynamics, Inc.	2,650,556	69,153,006
Real estate 8.1%		918,623,641
Equity real estate investment trusts 8.1%
American Homes 4 Rent, Class A	3,002,130	80,757,297
Boston Properties, Inc.	1,271,794	114,944,742
Cousins Properties, Inc.	1,609,228	48,003,271
Douglas Emmett, Inc.	2,742,546	84,086,460
Duke Realty Corp.	2,634,089	93,220,410
Equity Residential	1,538,701	90,506,393
Healthpeak Properties, Inc.	2,424,626	66,822,693
Invitation Homes, Inc.	1,327,959	36,558,711
Kilroy Realty Corp.	1,181,132	69,332,448
Lamar Advertising Company, Class A	677,265	45,214,211
Regency Centers Corp.	2,037,402	93,496,378
Welltower, Inc.	1,848,901	95,680,627
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	5

	Shares	Value
Utilities 7.0%		$794,809,475
Electric utilities 3.9%
Edison International	2,158,009	117,201,469
Entergy Corp.	1,420,311	133,239,375
Evergy, Inc.	1,375,778	81,569,878
FirstEnergy Corp.	2,862,567	111,010,348
Independent power and renewable electricity producers 0.7%
Vistra Energy Corp.	4,133,115	76,958,601
Multi-utilities 2.4%
Ameren Corp.	934,937	65,782,167
CenterPoint Energy, Inc. (B)	5,706,777	106,545,527
DTE Energy Company	953,508	102,502,110

	Yield (%)	Shares	Value
Short-term investments 2.2%			$243,486,055
(Cost $243,368,247)
Short-term funds 2.2%			243,486,055
John Hancock Collateral Trust (C)	0.2429(D)	6,341,583	63,487,486
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.1158(D)	179,998,569	179,998,569

Total investments (Cost $10,443,504,890) 100.4%	$11,350,073,658
Other assets and liabilities, net (0.4%)	(40,563,236)
Total net assets 100.0%	$11,309,510,422

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-20. The value of securities on loan amounted to $62,035,921.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 6-30-20.
6	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of June 30, 2020, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	6,341,583	$57,755,072	$359,704,094	$(354,103,222)	$38,843	$92,699	$220,007	—	$63,487,486
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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